Deferred Income	9 Months Ended
Sep. 30, 2023
Deferred Income [Abstarct]
Deferred Income
11.	Deferred Income

Deferred income relates to income related to Green Certificates from Romania that have been received but not sold. Deferred income consist of the following (in thousands):

	September 30,	December 31,
	2023	2022
Deferred income	5,883	4,954
Total	5,883	4,954